Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

H.I.G. Realty Credit Fund, L.P. (the “Company”)

J.P. Morgan Securities LLC (the “Structuring Agent”)

UBS Securities LLC

Morgan Stanley & Co. LLC

Barclays Capital Inc.

(together, the Specified Parties):

Re:	H.I.G. RCP 2023-FL1, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “HIG 2023-FL1 Accounting Tape_10.12.23” provided by the Company on October 12, 2023 (the “Data File”), containing information on 16 collateral interests and the related 35 mortgaged properties as of October 9, 2023 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by H.I.G. RCP 2023-FL1, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Index Rate Assumption” means the 1-month Term SOFR rate of 5.3000%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the collateral interest. and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the collateral interest to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such collateral interest being securitized, (iii) the compliance of the originator of the collateral interest with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the collateral interest and related mortgaged properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

October 12, 2023

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Property Address	Appraisal, Title Policy
City	Appraisal, Title Policy
State	Appraisal, Title Policy
Zip Code	Appraisal, Title Policy
County	Appraisal, Title Policy
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Property Type	Appraisal
Specific Property Type	Appraisal
Number of Units	Certified Rent Roll, Underwritten Rent Roll, STR Report, Appraisal
Unit of Measure	Certified Rent Roll, Underwritten Rent Roll, STR Report, Appraisal
Occupancy (%)	Certified Rent Roll, Underwritten Rent Roll, STR Report
Occupancy Date	Certified Rent Roll, Underwritten Rent Roll, STR Report
Ownership Interest	Title Policy
Loan Purpose	Settlement Statement, Sale Purchase Agreement
Note Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

Attribute	Source Document(s)
Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Initial Funded Amount ($)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Servicing Tape provided by the Company, Servicing Screenshot
Future Funding Advance Conditions	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Collateral Interest Cut-off Date Balance ($)	Schedule provided by the Company
Collateral Interest Balloon Balance ($)	Schedule provided by the Company
Pari Passu Balance in Other Securitization	Schedule provided by the Company
Rate Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Index	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Margin	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Margin Change (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Margin Change Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Index Floor	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Index Cap	Rate Cap Agreement, Rate Cap Confirmation, Loan Agreement, Mezzanine Loan Agreement
Mortgage Loan Index Cap Termination Date	Rate Cap Agreement, Rate Cap Confirmation
Mortgage Loan Index Cap Provider	Rate Cap Agreement, Rate Cap Confirmation

Attribute	Source Document(s)
Collateral Interest Margin	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Junior Participation Cut-off Date Balance	Schedule provided by the Company
Junior Participation Balloon Payment ($)	Schedule provided by the Company
Junior Participation Cut-off Date Margin	Schedule provided by the Company
Amortization Type During Initial Term	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Initial IO Period	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
ARD Loan (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Extension Options (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Extension Options Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Amortization Type During Extensions	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
First Extension Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
First Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice

Attribute	Source Document(s)
First Extension Floor	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
First Extension Cap	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Floor	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Cap	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Floor	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Cap	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice

Attribute	Source Document(s)
Fully Extended Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Most Recent As Of Period	Underwritten Cash Flow Statement
Third Most Recent Revenues	Underwritten Cash Flow Statement
Third Most Recent Expenses	Underwritten Cash Flow Statement
Third Most Recent NOI	Underwritten Cash Flow Statement
Third Most Recent NCF	Underwritten Cash Flow Statement
Second Most Recent As Of Period	Underwritten Cash Flow Statement
Second Most Recent Revenues	Underwritten Cash Flow Statement
Second Most Recent Expenses	Underwritten Cash Flow Statement
Second Most Recent NOI	Underwritten Cash Flow Statement
Second Most Recent NCF	Underwritten Cash Flow Statement
Most Recent As Of Period	Underwritten Cash Flow Statement
Most Recent Revenues	Underwritten Cash Flow Statement
Most Recent Expenses	Underwritten Cash Flow Statement
Most Recent NOI	Underwritten Cash Flow Statement
Most Recent NCF	Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Underwritten Cash Flow Statement
Underwritten Revenues ($)	Underwritten Cash Flow Statement
Underwritten Expenses ($)	Underwritten Cash Flow Statement
Underwritten NOI ($)	Underwritten Cash Flow Statement
Underwritten Reserves ($)	Underwritten Cash Flow Statement
Underwritten NCF ($)	Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Underwritten Cash Flow Statement

Attribute	Source Document(s)
Underwritten Stabilized NOI ($)	Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Underwritten Cash Flow Statement, Appraisal
Appraisal Stabilized Revenues ($)	Underwritten Cash Flow Statement, Appraisal
Appraisal Stabilized Expenses ($)	Underwritten Cash Flow Statement, Appraisal
Appraisal Stabilized NOI ($)	Underwritten Cash Flow Statement, Appraisal
Appraisal Stabilized Reserves ($)	Underwritten Cash Flow Statement, Appraisal
Appraisal Stabilized NCF ($)	Underwritten Cash Flow Statement, Appraisal
Recourse	Guaranty Agreement, Loan Agreement
Recourse Provisions	Guaranty Agreement, Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement
Sponsor	Loan Agreement, Promissory Note, Guaranty Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Organization Chart
Affiliated Sponsor (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Organization Chart
Tenants-in-common (Y/N)	Loan Agreement, TIC Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Ground Lease (Y/N)	Ground Lease, Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Estoppel
# of Ground Lease Extension Options	Ground Lease, Estoppel
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Environmental Report

Attribute	Source Document(s)
Environmental Report Date (Phase II)	Environmental Report
Environmental Insurance (Y/N)	Insurance Binder
Seismic Report Date	Seismic Report, Engineering Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report
Lockbox Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Cash Management Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Cash Management Agreement, Tenant Direction Letter
Cash Management Trigger Event	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Cash Management Agreement
Tax Escrow (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Tax Escrow (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Tax Escrow (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Springing Tax Escrow Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Insurance Escrow (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Insurance Escrow (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot

Attribute	Source Document(s)
Insurance Escrow (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Springing Insurance Escrow Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Replacement Reserve (Upfront)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Replacement Reserve (Cut-off Date)($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Replacement Reserve (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Replacement Reserve Cap($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Springing Replacement Reserve Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
TI/LC Reserve (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
TI/LC Reserve (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
TI/LC Reserve (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot

Attribute	Source Document(s)
TI/LC Reserve Cap($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Environmental Reserve (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Environmental Reserve (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Debt Service Reserve (Upfront) ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Debt Service Reserve (Cut-off Date) ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Debt Service Reserve (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Debt Service Reserve Cap($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Springing Debt Service Reserve Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

Attribute	Source Document(s)
Other Reserves (Upfront)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Other Reserves (Cut-Off Date)($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Other Reserves (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves Cap ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves 2 (Upfront)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves 2 (Cut-Off Date)($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Other Reserves 2 (Monthly)($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves 2 Cap ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Reserves 2 Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Subordinate Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Subordinate Debt Type	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note

Attribute	Source Document(s)
Subordinate Debt Margin	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicing Tape provided by the Company, Servicing Screenshot
Subordinate Debt Interest Rate	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicing Tape provided by the Company, Servicing Screenshot
Subordinate Debt Cut-off Date Balance ($)	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicing Tape provided by the Company, Servicing Screenshot
Future Debt Permitted (Y/N)	Loan Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Permitted Future Debt Type	Loan Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Grace Period Default (Days)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Grace Period Late (Days)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Initial Prepayment Provision	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Remaining Call Protection (Cut-off Date)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Appraisal Firm	Appraisal
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value ($)	Appraisal
Stabilized Appraised Value ($)	Appraisal
Appraisal Anticipated Stabilization Date	Appraisal

Attribute	Source Document(s)
Interest Accrual Basis	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Lookback Period	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
Property Manager	Management Agreement, Loan Agreement
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant Square Feet	Underwritten Rent Roll Statement
Largest Tenant Expiration Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant Square Feet	Underwritten Rent Roll Statement
2nd Largest Tenant Expiration Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant Square Feet	Underwritten Rent Roll Statement
3rd Largest Tenant Expiration Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
4th Largest Tenant Square Feet	Underwritten Rent Roll Statement
4th Largest Tenant Expiration Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Square Feet	Underwritten Rent Roll Statement
5th Largest Tenant Expiration Date	Underwritten Rent Roll Statement
Takeout Rate Assumption	Provided by the Company
Assumed Loan (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Borrower Name	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Title Policy

Attribute	Source Document(s)
First Extension Fee %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Fee %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Fee %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Exit Fee % / Deferred Origination Fee (%)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
ARD Mortgage Rate After ARD and extension periods	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Rate Step Up Post ARD Commencement Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
ARD Loan Fully Extended Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Rounding Factor	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Rounding Direction	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Benchmark Cap Provider Rating	Bloomberg Screenshot
Interest Rate Change	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Grace Period Balloon (Days)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

Attribute	Source Document(s)
Original Yield Maintenance or Minimum Interest Term	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Rate for Prepayment Protection	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Amortization Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
IO Number of Months through Fully Extended Loan Term	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Amort Number of Months	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Stabilized Value Used For As-Is LTV (Y/N)	Provided by Company
USPAP Appraisal (Y/N)	Appraisal
FIRREA Appraisal (Y/N)	Appraisal
Lien Position	Title Policy
Initial Capital Improvement Reserve	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Cut-off Capital Improvement Reserve	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Capital Improvement Reserve (Monthly)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Cut-off Other Reserve 3 ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot

Attribute	Source Document(s)
Other Escrow 3 (Monthly)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other (Springing) Escrow Reserve 3 Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Max Number of TICs	TIC Agreement, Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Independent Director (Y/N)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
DST (Y/N)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
IDOT (Y/N)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Senior Debt Amount	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Senior Debt Holder	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

Attribute	Source Document(s)
Rate	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Floor	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Maturity	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Amort	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
In-place Senior Debt Service	Loan Agreement; Senior Loan Agreement
As Stabilized Senior Debt Service	Loan Agreement; Senior Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicing Tape provided by the Company, Servicing Screenshot

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Commitment Original Balance / Unit ($)	Mortgage Loan Commitment Original Balance ($) divided by Number of Units
Mortgage Loan Initial Unfunded Future Funding Amount ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by Number of Units
Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Cut-Off Date Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Balloon Balance ($)	Set to equal Mortgage Loan Commitment Cut-Off Date Balance ($)
Mortgage Loan Balloon Balance / Unit ($)	Mortgage Loan Balloon Balance ($) divided by Number of Units
Mortgage Loan Annual Debt Service Payment (IO) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Interest Rate
Mortgage Loan Annual Debt Service Payment (P&I) ($)	For any collateral interest that is interest-only, set to N/A. For any collateral interest that is amortizing, based on amortization schedule.
Mortgage Loan Annual Debt Service Payment (Cap) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Rate Cap
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all collateral interests
Future Funding Participation Cut-off Date Balance ($)	Mortgage Loan Commitment Cut-Off Date Balance ($) minus the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Junior Participation Balloon Payment ($) minus and iii) Pari Passu Funded Amount
Collateral Interest Annual Debt Service Payment (IO) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate
Collateral Interest Annual Debt Service Payment (P&I) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate

Attribute	Calculation Methodology
Collateral Interest Annual Debt Service Payment (Cap) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Rate Cap
Pari Passu Funded Amount	Mortgage Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($) minus Junior Participation Cut-off Date Balance
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Junior Participation Balloon Payment ($) minus Junior Participation Cut-off Date Balance
Mortgage Loan Cut-off Date Interest Rate	The sum of the Mortgage Loan Margin and Index Rate Assumption rounded by the respective rounding factor subject to (i) Mortgage Loan Rate Floor and (ii) Mortgage Loan Rate Cap
Mortgage Loan Rate Cap	Mortgage Loan Margin plus Mortgage Loan Index Cap if applicable
Mortgage Loan Rate Floor	Mortgage Loan Margin plus the greater of i) Mortgage Loan Index Floor and ii) Index Rate Assumption
Collateral Interest Cut-off Date Interest Rate	The sum of the Collateral Interest Margin and Index Rate Assumption rounded by the respective rounding factor subject to (i) Mortgage Loan Rate Floor and (ii) Mortgage Loan Rate Cap
Junior Participation Cut-off Date Interest Rate	The sum of the Junior Participation Margin and Index Rate Assumption rounded by the respective rounding factor subject to (i) Mortgage Loan Rate Floor and (ii) Mortgage Loan Rate Cap
Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months)
Original Loan Term (Initial)	Number of payments between the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months)
Seasoning (months)	Number of payments between the First Payment Date and Cut-off Date
First Extension Fee	First Extension Fee % multiplied by Mortgage Loan Commitment Original Balance ($)
Second Extension Fee	Second Extension Fee % multiplied by Mortgage Loan Commitment Original Balance ($)

Attribute	Calculation Methodology
Third Extension Fee	Third Extension Fee % multiplied by Mortgage Loan Commitment Original Balance ($)
Fully Extended Loan Term (Initial)	Number of payments between the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)
Mortgage Loan Most Recent NOI DSCR	Most Recent NOI divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Most Recent NCF DSCR	Most Recent NCF divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Most Recent NOI DSCR	Most Recent NOI divided by the product of i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, ii) Collateral Interest Cut-off Date Interest Rate and iii) Interest Accrual Basis
Collateral Interest Most Recent NCF DSCR	Most Recent NCF divided by the product of i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, ii) Collateral Interest Cut-off Date Interest Rate and iii) Interest Accrual Basis
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Most Recent NOI divided by the sum of i) Collateral Interest Cut-off Date Balance ($) and ii) Pari Passu Funded Amount
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Most Recent NCF divided by the sum of i) Collateral Interest Cut-off Date Balance ($) and ii) Pari Passu Funded Amount
Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($)

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI divided by the product of i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, ii) Collateral Interest Cut-off Date Interest Rate and iii) Interest Accrual Basis
Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF divided by the product of i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, ii) Collateral Interest Cut-off Date Interest Rate and iii) Interest Accrual Basis
Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI divided by the sum of i) Collateral Interest Cut-off Date Balance ($) and ii) Pari Passu Funded Amount
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF divided by the sum of i) Collateral Interest Cut-off Date Balance ($) and ii) Pari Passu Funded Amount
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of i) Takeout Rate Assumption, ii) Mortgage Loan Commitment Original Balance ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of i) Takeout Rate Assumption, ii) Mortgage Loan Commitment Original Balance ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)
Collateral Interest Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of i) Takeout Rate Assumption, ii) the sum of x) Collateral Interest Cut-off Date Balance ($), y) Future Funding Participation Cut-off Date Balance ($) and z) Pari Passu Funded Amount and iii) Interest Accrual Basis

Attribute	Calculation Methodology
Collateral Interest Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of i) Takeout Rate Assumption, ii) the sum of x) Collateral Interest Cut-off Date Balance ($), y) Future Funding Participation Cut-off Date Balance ($) and z) Pari Passu Funded Amount and iii) Interest Accrual Basis
Collateral Interest Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Future Funding Participation Cut-off Date Balance ($) and iii) Pari Passu Funded Amount
Collateral Interest Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Future Funding Participation Cut-off Date Balance ($) and iii) Pari Passu Funded Amount
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of i) Takeout Rate Assumption, ii) Mortgage Loan Balloon Balance ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of i) Takeout Rate Assumption, ii) Mortgage Loan Balloon Balance ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Commitment Original Balance ($)
Collateral Interest Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of i) Takeout Rate Assumption, ii) the sum of x) Collateral Interest Cut-off Date Balance ($), y) Future Funding Participation Cut-off Date Balance ($) and z) Pari Passu Funded Amount and iii) Interest Accrual Basis
Collateral Interest Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of i) Takeout Rate Assumption, ii) the sum of x) Collateral Interest Cut-off Date Balance ($), y) Future Funding Participation Cut-off Date Balance ($) and z) Pari Passu Funded Amount and iii) Interest Accrual Basis
Collateral Interest Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Future Funding Participation Cut-off Date Balance ($) and iii) Pari Passu Funded Amount

Attribute	Calculation Methodology
Collateral Interest Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Future Funding Participation Cut-off Date Balance ($) and iii) Pari Passu Funded Amount
Total Debt Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($)
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($)
Mortgage Loan Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Commitment Original Balance ($) divided by Stabilized Appraised Value ($)
Collateral Interest Cut-off Date As-Is LTV Ratio	Sum of i) Collateral Interest Cut-off Date Balance ($) and ii) Pari Passu Funded Amount divided by As-Is Appraised Value ($)
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Sum of i) Collateral Interest Cut-off Date Balance ($) ii) Future Funding Participation Cut-off Date Balance ($) and iii) Pari Passu Funded Amount divided by Stabilized Appraised Value
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units
2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all collateral interests

Attribute	Calculation Methodology
Exit Fee ($) / Deferred Origination Fee ($)	Exit Fee % multiplied by Mortgage Loan Commitment Cut-Off Date Balance ($)
B Note / Mezz Loan %	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by Total Debt Cut-off Date Balance ($)
Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Mortgage Loan Cut-off Date Balance ($) minus Initial Capital Improvement Reserve divided by As-Is Appraised Value ($)
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Balance ($) divided by Stabilized Appraised Value ($)
Collateral Interest Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Collateral Interest Cut-off Date Balance ($) minus Initial Capital Improvement Reserve divided by As-Is Appraised Value ($)
Collateral Interest Maturity Date Stabilized LTV Ratio	Sum of i) Collateral Interest Cut-off Date Balance ($), ii) Future Funding Participation Cut-off Date Balance ($) and iii) Pari Passu Funded Amount divided by Stabilized Appraised Value ($)
Cut-off Date Total Debt Ann Debt Service ($)	Total Debt Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Interest Rate

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable mortgage asset and Compared or Recomputed Attribute(s):
Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
540 Waverly, 620 W 153rd Street, Terminal Logistics Center, Lumeo at Tryon Park, The Paxton, Mini Mall Storage Portfolio, Pier 33, Prime Storage Portfolio, Ardmore at Flowers & Ardmore Topside	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Set to 1.00x
540 Waverly, 620 W 153rd Street, Terminal Logistics Center, Lumeo at Tryon Park, The Paxton, Mini Mall Storage Portfolio, Pier 33, Prime Storage Portfolio, Ardmore at Flowers & Ardmore Topside	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Set to 1.00x
540 Waverly, 620 W 153rd Street, Terminal Logistics Center, Lumeo at Tryon Park, The Paxton, Mini Mall Storage Portfolio, Prime Storage Portfolio, Ardmore at Flowers & Ardmore Topside	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Set to 1.00x
540 Waverly, 620 W 153rd Street, Terminal Logistics Center, Lumeo at Tryon Park, The Paxton, Mini Mall Storage Portfolio, Prime Storage Portfolio, Ardmore at Flowers & Ardmore Topside	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set to 1.00x
Terminal Logistics Center, Lumeo at Tryon Park, The Paxton, 215 & 245 Roger's Way, Prime Storage Portfolio	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Set to 1.00x
Terminal Logistics Center, Lumeo at Tryon Park, The Paxton, 215 & 245 Roger's Way, Prime Storage Portfolio	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Set to 1.00x
Terminal Logistics Center, The Paxton, 215 & 245 Roger's Way, Prime Storage Portfolio	Collateral Interest Underwritten Stabilized NOI DSCR	Set to 1.00x

C-1

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Terminal Logistics Center, The Paxton, 215 & 245 Roger's Way, Prime Storage Portfolio	Collateral Interest Underwritten Stabilized NCF DSCR	Set to 1.00x
540 Waverly, 620 W 153rd Street, Terminal Logistics Center, Lumeo at Tryon Park, The Paxton, Mini Mall Storage Portfolio, Prime Storage Portfolio, Ardmore at Flowers & Ardmore Topside	Total Debt Cut-off Date UW NCF DSCR	Set to 1.00x
620 W 153rd Street	Debt Service Reserve (Monthly)($), Springing Debt Service Reserve Description	Provided by the Company
108 Route 303	As-Is Appraisal Valuation Date, As-Is Appraised Value ($), Stabilized Appraised Value ($), Appraisal Anticipated Stabilization Date	Provided by the Company
Vancouver Tech Center	Property Type, Specific Property Type, Appraisal Stabilized Occupancy (%), Appraisal Stabilized Revenues ($), Appraisal Stabilized Expenses ($), Appraisal Stabilized Reserves ($), Appraisal Firm, As-Is Appraisal Valuation Date, As-Is Appraised Value ($), Stabilized Appraised Value ($), Appraisal Anticipated Stabilization Date	Provided by the Company
Prime Storage Portfolio	Mortgage Loan Index Cap, Mortgage Loan Index Cap Termination Date, Mortgage Loan Index Cap Provider	Provided by the Company

C-2